Exhibit 99.1

World Omni Auto Receivables Trust 2018-A

Monthly Servicer Certificate

July 31, 2018

Dates Covered
Collections Period	07/01/18 - 07/31/18
Interest Accrual Period	07/16/18 - 08/14/18
30/360 Days	30
Actual/360 Days	30
Distribution Date	08/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/18	852,848,517.65	41,479
Yield Supplement Overcollateralization Amount 06/30/18	46,906,104.08	0
Receivables Balance 06/30/18	899,754,621.73	41,479
Principal Payments	27,203,605.26	1,248
Defaulted Receivables	1,013,926.26	38
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/18	44,942,862.63	0
Pool Balance at 07/31/18	826,594,227.58	40,193

Pool Statistics	$ Amount	# of Accounts
Pool Factor	80.72%
Prepayment ABS Speed	1.36%
Aggregate Starting Principal Balance	1,079,641,523.35	46,720

Delinquent Receivables:
Past Due 31-60 days	4,285,158.67	195
Past Due 61-90 days	1,040,465.43	51
Past Due 91-120 days	188,096.74	13
Past Due 121+ days	0.00	0
Total	5,513,720.84	259

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.63%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.14%
Delinquency Trigger Occurred	NO

Recoveries	562,623.38
Aggregate Net Losses/(Gains) - July 2018	451,302.88
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.60%
Prior Net Losses Ratio	0.53%
Second Prior Net Losses Ratio	0.76%
Third Prior Net Losses Ratio	0.36%
Four Month Average	0.56%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.21%

Overcollateralization Target Amount	21,904,747.03
Actual Overcollateralization	21,904,747.03
Weighted Average APR	3.23%
Weighted Average APR, Yield Adjusted	5.52%
Weighted Average Remaining Term	58.27

Flow of Funds	$ Amount

Collections	30,180,450.43
Investment Earnings on Cash Accounts	45,192.40
Servicing Fee	(749,795.52)
Transfer to Collection Account	0.00
Available Funds	29,475,847.31

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,571,214.21
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	73,646.83
(5) Noteholders' Second Priority Principal Distributable Amount	3,653,804.35
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	21,904,747.03
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	2,272,434.89

Total Distributions of Available Funds	29,475,847.31

Servicing Fee	749,795.52
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	971,100,000.00
Original Class B	30,580,000.00

Total Class A & B
Note Balance @ 07/16/18	830,248,031.93
Principal Paid	25,558,551.38
Note Balance @ 08/15/18	804,689,480.55

Class A-1
Note Balance @ 07/16/18	36,568,031.93
Principal Paid	25,558,551.38
Note Balance @ 08/15/18	11,009,480.55
Note Factor @ 08/15/18	5.2930195%

Class A-2
Note Balance @ 07/16/18	340,000,000.00
Principal Paid	0.00
Note Balance @ 08/15/18	340,000,000.00
Note Factor @ 08/15/18	100.0000000%

Class A-3
Note Balance @ 07/16/18	340,000,000.00
Principal Paid	0.00
Note Balance @ 08/15/18	340,000,000.00
Note Factor @ 08/15/18	100.0000000%

Class A-4
Note Balance @ 07/16/18	83,100,000.00
Principal Paid	0.00
Note Balance @ 08/15/18	83,100,000.00
Note Factor @ 08/15/18	100.0000000%

Class B
Note Balance @ 07/16/18	30,580,000.00
Principal Paid	0.00
Note Balance @ 08/15/18	30,580,000.00
Note Factor @ 08/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,644,861.04
Total Principal Paid	25,558,551.38
Total Paid	27,203,412.42

Class A-1
Coupon	1.75000%
Interest Paid	53,328.38
Principal Paid	25,558,551.38
Total Paid to A-1 Holders	25,611,879.76

Class A-2
Coupon	2.19000%
Interest Paid	620,500.00
Principal Paid	0.00
Total Paid to A-2 Holders	620,500.00

Class A-3
Coupon	2.50000%
Interest Paid	708,333.33
Principal Paid	0.00
Total Paid to A-3 Holders	708,333.33

Class A-4
Coupon	2.73000%
Interest Paid	189,052.50
Principal Paid	0.00
Total Paid to A-4 Holders	189,052.50

Class B
Coupon	2.89000%
Interest Paid	73,646.83
Principal Paid	0.00
Total Paid to B Holders	73,646.83

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.6421023
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.5156850
Total Distribution Amount	27.1577873

A-1 Interest Distribution Amount	0.2563864
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	122.8776509
Total A-1 Distribution Amount	123.1340373

A-2 Interest Distribution Amount	1.8250000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	1.8250000

A-3 Interest Distribution Amount	2.0833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.0833333

A-4 Interest Distribution Amount	2.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2750000

B Interest Distribution Amount	2.4083332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.4083332

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	142.96
Noteholders' Principal Distributable Amount	857.04

Account Balances	$ Amount

Reserve Account
Balance as of 07/16/18	2,548,816.60
Investment Earnings	3,989.15
Investment Earnings Paid	(3,989.15)
Deposit/(Withdrawal)	-
Balance as of 08/15/18	2,548,816.60
Change	-

Required Reserve Amount	2,548,816.60